SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2018 USD ($) segment	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Reportable segments | segment	2
Total revenue	$ 64,740	$ 61,164
Depreciation and amortization	6,643	5,483
Income (loss) from operations	33,926	34,697
Interest expense, net and amortization of loan fees	9,948	7,984
Capital expenditures	3,953	19,645
Total assets	738,997		$ 748,215
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	57,671	55,626
Depreciation and amortization	5,718	4,882
Income (loss) from operations	34,226	34,762
Interest expense, net and amortization of loan fees	0	0
Capital expenditures	3,867	15,471
Total assets	650,612		649,975
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	7,069	5,538
Depreciation and amortization	925	601
Income (loss) from operations	3,991	3,250
Interest expense, net and amortization of loan fees	0	0
Capital expenditures	86	4,174
Total assets	85,220		86,760
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0
Depreciation and amortization	0	0
Income (loss) from operations	(4,291)	(3,315)
Interest expense, net and amortization of loan fees	9,948	7,984
Capital expenditures	0	$ 0
Total assets	$ 3,165		$ 11,480